Basis of Presentation	9 Months Ended
Sep. 30, 2025
Basis of Presentation [Abstract]
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

Statement of Compliance

The financial statements represent the interim financial statements of the Company, on a consolidated basis, prepared in accordance with International Accounting Standard 34, Interim Financial Reporting (“IAS 34”).

The financial statements should be read in conjunction with the December 31, 2024 consolidated financial statements of the Company. The financial statements use the same basis of presentation and accounting policies and critical accounting judgments and estimates as outlined in Notes 3 and 4 of the consolidated financial statements for the year ended December 31, 2024, with the exception of the changes outlined in Note 3, below.

The results of operations for the nine months ended September 30, 2025 are not necessarily indicative of the results that may be expected for the full fiscal year.